Note 19 - Share-based Compensation and Warrant Reserve - Schedule of Options (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Statement Line Items [Line Items]
Outstanding	9,951,602
Outstanding, weighted average exercise price (in CAD per share)	$ 1.23	$ 1.44
Granted	245,000	3,134,800
Granted, weighted average exercise price (in CAD per share)	$ 0.56	$ 0.8
Expired	(472,937)	(1,672,087)
Expired, weighted average exercise price (in CAD per share)	$ 1.92	$ 1.58
Forfeited	(1,502,487)	(391,435)
Forfeited, weighted average exercise price (in CAD per share)	$ 1.4	$ 0.95
Outstanding	8,221,178	9,951,602
Outstanding, weighted average exercise price (in CAD per share)	$ 1.14	$ 1.23